Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following at June 30, 2021 and December 31, 2020:

	2021	2020
PROPERTY AND EQUIPMENT
Machinery & Equipment	$56,715,090	$337,583
Furniture & Fixtures	37,313	13,035
Leasehold Improvements	87,500	87,500
Vehicles	38,864	38,864
Land	1,225	1,225

	56,879,992	478,207
Less Accumulated Depreciation	(918,235)	(37,183)

PROPERTY AND EQUIPMENT – NET	$55,961,757	$441,024

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following at December 31:

	2020	2019
PROPERTY AND EQUIPMENT
Machinery & Equipment	$337,584	$—
Furniture & Fixtures	13,035	14,000
Leasehold Improvements	87,500	—
Vehicles	38,864	—
Land	1,225	—
	478,208	14,000
Less Accumulated Depreciation	(37,183)	(389)
PROPERTY AND EQUIPMENT – NET	$441,025	$13,611

Aria Energy LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment

(4)    Property, Plant and Equipment

Property, plant and equipment are summarized as follows:

	June 30, 2021	December 31, 2020
Buildings	$25,213	25,186
Machinery and equipment	167,223	166,191
Furniture and fixtures	1,154	1,154
Construction in progress	1,700	1,366

Total cost	195,290	193,897

Accumulated depreciation	(129,758)	(123,138)

Net property, plant and equipment	$65,532	70,759

Depreciation expense was $6,591 and $7,793 for the six months ended June 30, 2021 and 2020, respectively.

Note 4 — Property, Plant and Equipment

Property, plant and equipment are summarized as follows:

	December 31
	2020	2019
Buildings	$25,186	33,003
Machinery and equipment	166,191	205,850
Furniture and fixtures	1,154	1,527
Construction in progress	1,366	1,517
Total cost	193,897	241,897
Accumulated depreciation	(123,138)	(153,079)
Net property, plant and equipment	$70,759	88,818

Depreciation expense was $15,473, $15,620, and $16,196 for the years ended December 31, 2020, 2019 and 2018, respectively.